Notes receivable - Narrative (Details) $ in Millions	Apr. 30, 2022 USD ($)
HMS Health, LLC and HMS Processing, LLC | Disposal group held for sale not discontinued operations
Notes receivable
Proceeds from sale of notes receivable	$ 2.2